Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment, Net (Textual)
Depreciation and amortization expense	$ 952,204	$ 643,265	$ 313,554
Amortization expense	$ 652,245	$ 370,807	$ 186,974